UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

				FORM  13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if amendment [   ] ; Amendment Number:

This Amendment (Check only one): 	[   ] is a restatement.
					[   ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:		Radiant Advisers LLC
Address:	745 Fifth Avenue, 34th Floor
		New York, NY 10151

13F File Number: 28-

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report of hehalf of Reporting Manager

Name Dennis Shelhorse
Title	CFO
Phone	212 224-6336
Signature, Place and Date of Signing:

Dennis Shelhorse,  New York, New York November 13, 2001

Report Type (check only one.):

[ X]  13 F Holdings Report

[   ]  13F Notice

[   ]  13F Combination Report

List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Informational Table Entry Total: 21

Form 13F Informational Table Value Total: 58,456,000

List of Other Included Managers: Not Applicable

No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD.                 COM                            2231   175000 SH       SOLE                   175000
AFC ENTERPRISES, INC.          COM              00104Q107      306    15000 SH       SOLE                    15000
AGERE SYSTEMS, INC.            COM                            1490   360000 SH       SOLE                   360000
AMERICAN INTERNATIONAL GROUP,  COM                            2730    35000 SH       SOLE                    35000
AMGEN INC                      COM              031162100     2645    45000 SH       SOLE                    45000
AOL-TIME WARNER, INC.          COM              02364J104     5237   158228 SH       SOLE                   158228
CALPINE CORP                   COM                            2281   100000 SH       SOLE                   100000
CITIGROUP, INC.                COM              172967101     2228    55000 SH       SOLE                    55000
DELL COMPUTER CORP             COM              247025109     1510    81500 SH       SOLE                    81500
EBAY, INC.                     COM              278642103     4895   107000 SH       SOLE                   107000
ELECTRONIC ARTS, INC.          COM              285512109     5709   125000 SH       SOLE                   125000
GEMSTAR-TV GUIDE INTERNATIONAL COM              36866W106     2677   135800 SH       SOLE                   135800
KINDER MORGAN, INC.            COM              494559101     3937    80000 SH       SOLE                    80000
MERCK & CO INC                 COM              589331107     3330    50000 SH       SOLE                    50000
MICROSOFT CORP.                COM              594918104     3326    65000 SH       SOLE                    65000
NEOSE TECHNOLOGIES, INC.       COM              640522108     7492   194100 SH       SOLE                   194100
NOKIA CORPORATION              COM                            1174    75000 SH       SOLE                    75000
OPENWAVE SYSTEMS, INC.         COM              683718100      205    16105 SH       SOLE                    16105
ORACLE CORP                    COM              68389X105     2516   200000 SH       SOLE                   200000
THE GOLDMAN SACHS GROUP, INC.  COM              38141G104     1937    27150 SH       SOLE                    27150
YIPES COMMUNICATIONS           COM                             600   153846 SH       SOLE                   153846